                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-2264

Exact name of registrant as
specified in charter:                        Lincoln National Income Fund, Inc.

Address of principal executive offices:      2005 Market Street
                                             Philadelphia, PA 19103

Name and address of agent for service:       Richelle S. Maestro, Esq.
                                             2005 Market Street
                                             Philadelphia, PA 19103

Registrant's telephone number,
including area code:                         (800) 523-1918

Date of fiscal year end:                     December 31

Date of reporting period:                    September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

LINCOLN NATIONAL INCOME FUND, INC.

September 30, 2004

                                                                                        PRINCIPAL       MARKET
                                                                                        AMOUNT***       VALUE
                                                                                        -------------   -------------
PUBLIC DEBT SECURITIES- 98.78%
Aerospace & Defense - 0.43%
Northrop Grumman 4.079% 11/16/06                                                  USD   $     420,000   $     426,891
                                                                                                        -------------
                                                                                                              426,891
                                                                                                        -------------
Asset-Backed Securities - 3.90%
Capital One Multi-Asset Execution Trust Series 03-C4 C4 6.00% 8/15/13                         650,000         692,136
++#Carlyle High Yield Partners Series 1 B1 144A 8.00% 5/31/07                               1,000,000       1,004,800
Citibank Credit Card Issuance Trust 2003-A7 A7 4.15% 7/7/17                                   285,000         272,319
Fannie Mae Grantor Trust 2004-T4 A3 4.42% 8/25/24                                             320,000         324,301
Mid-State Trust 2004-1 A 6.005% 8/15/39                                                       117,092         120,155
Mid-State Trust Series 11 A1 4.864% 7/15/38                                                   142,093         137,105
++#Sankaty Market Value Series 3 B1 144A CDO 7.379% 4/30/09                                   290,000         302,963
#Sharp 2003-HE1N N 144A 6.90% 11/25/33                                                        123,000         123,756
#Sharp 2004-2N Note 144A 7.00% 1/25/34                                                        193,387         193,387
#Sharp 2004-IM1N N1 144A 6.85% 3/25/34                                                        213,564         214,632
#Sky Financial Medical Loan Securitization 02-A A2 144A 6.705% 7/16/18                        485,000         519,975
                                                                                                        -------------
                                                                                                            3,905,529
                                                                                                        -------------
Automobiles & Automotive Parts - 3.15%
Ford Motor 7.45% 7/16/31                                                                    1,655,000       1,627,413
General Motors
   7.125% 7/15/13                                                                             650,000         679,634
   8.375% 7/15/33                                                                             800,000         851,814
                                                                                                        -------------
                                                                                                            3,158,861
                                                                                                        -------------
Banking - 5.18%
Banc One 2.625% 6/30/08                                                                       660,000         637,016
Bank of America 4.375% 12/1/10                                                              1,000,000       1,009,060
Branch Banking & Trust Wilson, North Carolina 4.875% 1/15/13                                  820,000         827,452
Deutsche Bank Financial 5.375% 3/2/15                                                         355,000         368,261
HSBC Bank USA 3.875% 9/15/09                                                                  430,000         428,792
Popular North America Capital
   4.25% 4/1/08                                                                               370,000         377,252
   6.564% 9/15/34                                                                             320,000         326,251
^#Rabobank Capital Funding II 144A 5.26% 12/29/49                                             680,000         687,243
RBS Capital Trust I 4.709% 12/29/49                                                           545,000         528,068
                                                                                                        -------------
                                                                                                            5,189,395
                                                                                                        -------------
Building & Materials - 0.45%
#Lone Star Industries 144A 8.85% 6/15/05                                                      380,000         391,142
York International 6.625% 8/15/06                                                              60,000          63,476
                                                                                                        -------------
                                                                                                              454,618
                                                                                                        -------------
Cable, Media & Publishing - 3.33%
Continental Cablevision 9.50% 8/1/13                                                          500,000         547,655
CSC Holdings 10.50% 5/15/16                                                                   175,000         199,500
Historic Time Warner 8.18% 8/15/07                                                            630,000         705,477
InterActive 7.00% 1/15/13                                                                     690,000         756,324
Rogers Cablesystems 10.00% 3/15/05                                                            445,000         460,019
Time Warner Entertainment 8.375% 3/15/23                                                      555,000         665,452
                                                                                                        -------------
                                                                                                            3,334,427
                                                                                                        -------------

Chemicals - 1.15%
Lubrizol
   4.625% 10/1/09                                                                             195,000         195,252
   5.50% 10/1/14                                                                              170,000         169,159
   6.50% 10/1/34                                                                              200,000         195,736
Witco
   6.875% 2/1/26                                                                              235,000         207,975
   7.75% 4/1/23                                                                               425,000         388,874
                                                                                                        -------------
                                                                                                            1,156,996
                                                                                                        -------------
Collateralized Mortgage Obligations - 1.40%
Greenwich Capital Commercial Funding 2004-GG1 A7 5.317% 6/10/36                               515,000         536,720
Gsaa 2004-4N Note 6.25% 11/25/33                                                              146,818         146,634
#Gsamp Trust Series 03-FM1N 144A 7.50% 3/20/33                                                 70,944          71,121
#Merrill Lynch Mortgage Trust 2002-MW1 J 144A 5.695% 7/12/34                                  195,000         180,164
Residential Asset Mortgage Products Series 04-RZ2 AI3 4.30% 1/25/31                           470,000         473,162
                                                                                                        -------------
                                                                                                            1,407,801
                                                                                                        -------------
Computers & Technology - 0.42%
Computer Science 3.50% 4/15/08                                                                425,000         424,082
                                                                                                        -------------
                                                                                                              424,082
                                                                                                        -------------
Consumer Products - 1.24%
Eastman Kodak 7.25% 11/15/13                                                                  375,000         414,009
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                        825,000         825,507
                                                                                                        -------------
                                                                                                            1,239,516
                                                                                                        -------------
Electronics & Electrical Equipment - 1.15%
#Freescale Semiconductor 144A 6.875% 7/15/11                                                  510,000         532,950
Jabil Circuit 5.875% 7/15/10                                                                  590,000         617,974
                                                                                                        -------------
                                                                                                            1,150,924
                                                                                                        -------------
Energy - 8.72%
Duke Capital
   4.331% 11/16/06                                                                            450,000         458,350
   5.668% 8/15/14                                                                             675,000         689,755
#Enterprise Products Operating 144A
   4.00% 10/15/07                                                                             330,000         332,056
   4.625% 10/15/09                                                                            275,000         277,592
Enterprise Products Partners 7.50% 2/1/11                                                     470,000         535,816
Halliburton 5.50% 10/15/10                                                                  1,575,000       1,644,468
Hornbeck Offshore Services 10.625% 8/1/08                                                     320,000         354,400
#Metropolitan Edison 144A 4.875% 4/1/14                                                       500,000         492,946
Northern Border Pipeline 6.25% 5/1/07                                                         490,000         519,943
Tesoro Petroleum 8.00% 4/15/08                                                                960,000       1,041,599
Union Pacific Resources 7.15% 5/15/28                                                         400,000         465,219
USX 9.375% 2/15/12                                                                            300,000         388,205
Valero Energy 6.125% 4/15/07                                                                  305,000         324,460
Valero Logistics Operations 6.05% 3/15/13                                                     880,000         933,961
Western Oil Sands 8.375% 5/1/12-00                                                            245,000         283,588
                                                                                                        -------------
                                                                                                            8,742,358
                                                                                                        -------------
Farming & Agriculture - 1.57%
Altria Group 7.65% 7/1/08                                                                     565,000         615,104
UST 6.625% 7/15/12                                                                            850,000         955,544
                                                                                                        -------------
                                                                                                            1,570,648
                                                                                                        -------------
Finance - 18.24%
++^#Ares Leverged Investment Fund 144A 5.84% 10/31/05                                         530,000         530,000
Bear Stearns 4.65% 7/2/18                                                                     795,000         740,523
#Berkshire Hathaway Finance 144A 3.40% 7/2/07                                                 680,000         682,987
#Bombardier Capital 144A 4.031% 5/30/13                                                       510,000         508,260
#Canadian Oil Sands 144A 4.80% 8/10/09                                                        165,000         167,520
Capital One Bank 5.75% 9/15/10                                                                540,000         576,400
Citigroup
   5.875% 2/22/33                                                                             330,000         329,975
   6.625% 6/15/32                                                                             450,000         494,523

Credit Suisse First Boston USA 6.125% 11/15/11                                                695,000         758,292
#Erac USA Finance 144A 7.35% 6/15/08                                                          815,000         912,781
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                  540,000         550,328
Ford Motor Credit
   5.625% 10/1/08                                                                             995,000       1,029,758
   7.00% 10/1/13                                                                              320,000         338,898
GMAC 6.75% 1/15/06                                                                              5,000           5,217
Goldman Sachs Group
   6.125% 2/15/33                                                                             795,000         801,203
   6.345% 2/15/34                                                                           2,175,000       2,189,115
Household Finance 4.125% 12/15/08                                                           1,090,000       1,103,482
International Finance 6.75% 7/15/09                                                           545,000         371,870
International Lease Finance 5.875% 5/1/13                                                     465,000         495,373
JP Morgan Chase
   5.125% 9/15/14                                                                             455,000         458,324
   5.25% 5/1/15                                                                               310,000         314,472
MBNA 5.00% 6/15/15                                                                            495,000         485,131
Morgan Stanley
   4.75% 4/1/14                                                                             1,370,000       1,328,761
   5.30% 3/1/13                                                                               275,000         282,333
National Rural Utilities Cooperative Finance 3.875% 2/15/08                                   805,000         812,812
PHH 7.125% 3/1/13                                                                             330,000         378,015
Prudential Financial 4.104% 11/15/06                                                          620,000         630,631
Sprint Capital 8.375% 3/15/12                                                                 400,000         485,149
Wilmington Trust 4.875% 4/15/13                                                               535,000         533,147
                                                                                                        -------------
                                                                                                           18,295,280
                                                                                                        -------------
Food, Beverage & Tobacco - 3.33%
Kraft Foods
   4.00% 10/1/08                                                                              580,000         584,147
   5.625% 11/1/11                                                                             385,000         407,251
#Miller Brewing 144A
   4.25% 8/15/08                                                                              650,000         661,339
   5.50% 8/15/13                                                                              640,000         668,464
Nabisco 6.85% 6/15/05                                                                         305,000         313,743
Safeway 6.15% 3/1/06                                                                          350,000         365,017
Universal 6.50% 2/15/06                                                                       260,000         271,923
Wendys International 6.35% 12/15/05                                                            60,000          62,397
                                                                                                        -------------
                                                                                                            3,334,281
                                                                                                        -------------
Government Agencies - 4.23%
Fannie Mae
   5.125% 1/2/14                                                                            3,000,000       3,061,635
   5.25% 8/1/12                                                                               430,000         447,597
Fannie Mae - Series 265 9.00% 3/1/24                                                           56,593          59,923
Freddie Mac - 2075 Park 6.25% 8/15/27                                                         307,750         308,985
Freddie Mac - Series 46B 7.80% 9/15/20                                                         69,438          70,194
GNMA 2003-5 B 4.486% 10/16/25                                                                 290,000         293,345
                                                                                                        -------------
                                                                                                            4,241,679
                                                                                                        -------------
Healthcare & Pharmaceuticals - 3.83%
Boston Scientific 5.45% 6/15/14                                                               395,000         414,536
Caremark Rx 7.375% 10/1/06-00                                                                 195,000         208,650
Medco Health Solutions 7.25% 8/15/13                                                        1,220,000       1,362,153
Pfizer 4.50% 2/15/14                                                                          680,000         681,255
Schering-Plough 5.30% 12/1/13                                                                 225,000         233,267
Wyeth 5.50% 2/1/14                                                                            925,000         940,096
                                                                                                        -------------
                                                                                                            3,839,957
                                                                                                        -------------
Insurance - 3.45%
#ASIF Global Financing 144A 4.90% 1/17/13                                                     520,000         529,189
#Farmers Insurance Exchange 144A 8.625% 5/1/24                                              1,135,000       1,343,977
#Liberty Mutual Group 144A 5.75% 3/15/14                                                      620,000         617,078
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                               815,000         973,442
                                                                                                        -------------
                                                                                                            3,463,686
                                                                                                        -------------


Leisure, Lodging & Entertainment - 0.85%
Boyd Gaming 9.25% 8/1/09                                                                      140,000         153,650
Wendy's International 6.25% 11/15/11                                                          630,000         695,231
                                                                                                        -------------
                                                                                                              848,881
                                                                                                        -------------
Metals & Mining - 0.24%
Newmont Gold 8.91% 1/5/09                                                                     220,396         240,084
                                                                                                        -------------
                                                                                                              240,084
                                                                                                        -------------
Miscellaneous - 0.82%
Corrections Corporation of America 7.50% 5/1/11                                               770,000         817,163
                                                                                                        -------------
                                                                                                              817,163
                                                                                                        -------------
Multifamily REITs - 0.37%
Developers Diversified Realty 4.625% 8/1/10                                                   375,000         374,526
                                                                                                        -------------
                                                                                                              374,526
                                                                                                        -------------
Packaging & Containers - 1.16%
Portola Packaging 8.25% 2/1/12                                                                470,000         371,300
#Sealed Air 144A
    5.375% 4/15/08                                                                            430,000         449,334
    5.625% 7/15/13                                                                            330,000         339,872
                                                                                                        -------------
                                                                                                            1,160,506
                                                                                                        -------------
Paper & Forest Products - 0.75%
Bowater 6.50% 6/15/13                                                                         525,000         512,032
Georgia Pacific 8.875% 5/15/31                                                                255,000         310,463
                                                                                                        -------------
                                                                                                              822,495
                                                                                                        -------------
Real Estate - 0.00%
Felcor Lodging 10.00% 9/15/08                                                                   1,000           1,055
                                                                                                        -------------
                                                                                                                1,055
                                                                                                        -------------
Retail - 1.53%
#CVS 144A 4.00% 9/15/09                                                                       340,000         340,522
#Home Depot 144A 3.75% 9/15/09                                                                160,000         159,533
Michaels Stores 9.25% 7/1/09                                                                  270,000         294,300
Office Depot 6.25% 8/15/13                                                                    685,000         734,743
                                                                                                        -------------
                                                                                                            1,529,098
                                                                                                        -------------
Telecommunications - 9.98%
AT&T 8.05% 11/15/11                                                                           285,000         320,269
AT&T Wireless Services
   7.875% 3/1/11                                                                              230,000         272,854
   8.75% 3/1/31                                                                             1,055,000       1,389,431
BellSouth 4.20% 9/15/09                                                                       655,000         659,495
Citizens Communications
   8.50% 5/15/06                                                                              305,000         328,638
   9.25% 5/15/11                                                                              265,000         292,825
GTE Hawaiian Telephone 7.375% 9/1/06                                                          380,000         395,841
Liberty Media 3.50% 9/25/06                                                                   330,000         328,821
MCI
   5.908% 5/1/07                                                                              590,000         586,313
   6.688% 5/1/09                                                                              165,000         159,431
Motorola
   4.608% 11/16/07                                                                            800,000         822,547
   7.625% 11/15/10                                                                            745,000         872,907
#Qwest 144A 7.875% 9/1/11                                                                     305,000         317,963
Sprint Capital
   4.78% 8/17/06                                                                              250,000         257,132
   6.375% 5/1/09                                                                              400,000         438,011
   8.75% 3/15/32                                                                            1,225,000       1,559,430
#Telecom Italia 144A 4.00% 1/15/10                                                            590,000         586,228
Verizon New York 6.875% 4/1/12                                                                380,000         423,198
                                                                                                        -------------
                                                                                                            9,456,390
                                                                                                        -------------

Transportation & Shipping - 1.71%
American Airlines 6.817% 5/23/11                                                              505,000         447,897
Continental Airlines
   6.503% 6/15/11                                                                             470,000         440,210
   7.033% 6/15/11                                                                             283,968         219,303
Delta Air Lines 7.299% 9/18/06                                                                615,000         255,800
*United Airlines 8.70% 10/7/08                                                                674,207         349,023
                                                                                                        -------------
                                                                                                            1,712,233
                                                                                                        -------------
Utilities - 15.38%
Atmos Energy 5.125% 1/15/13                                                                   320,000         322,789
Avista
   7.75% 1/1/07                                                                             1,125,000       1,219,618
   9.75% 6/1/08                                                                               500,000         592,700
Avista Capital Trust III 6.50% 4/1/34                                                         575,000         580,031
Boston Gas 8.87% 1/5/05                                                                       290,000         294,940
BVPS II Funding 8.33% 12/1/07                                                                 833,000         931,211
Centerpoint Energy 6.85% 6/1/15                                                               545,000         590,227
Dominion Resource 7.195% 9/15/14                                                              410,000         468,620
#Monongahela Power 144A 6.70% 6/15/14                                                         440,000         479,045
Oncor Electric Delivery 7.25% 1/15/33                                                         860,000       1,015,181
#Power Contract Financing 144A
   5.20% 2/1/06                                                                               545,292         553,243
   6.256% 2/1/10                                                                              505,000         526,313
PSEG Energy Holdings 7.75% 4/16/07                                                            950,000       1,018,875
Scottish Power PLC
   7.00% 7/15/09                                                                              500,000         563,565
   8.29% 12/30/11                                                                           1,000,000       1,220,894
Sempra Energy 4.75% 5/15/09                                                                   765,000         790,702
Southern California Edison 6.00% 1/15/34                                                      735,000         766,575
Teco Energy 7.20% 5/1/11                                                                      785,000         839,950
TNP Enterprises 10.25% 4/1/10                                                                 470,000         507,600
TXU 4.446% 11/16/06                                                                         1,545,000       1,575,716
TXU Energy 7.00% 3/15/13                                                                      510,000         576,766
                                                                                                        -------------
                                                                                                           15,434,561
                                                                                                        -------------
TOTAL PUBLIC DEBT SECURITIES (COST $92,738,197)                                                            99,041,052
                                                                                                        -------------

FOREIGN BONDS- 12.03%
Bermuda - 1.37%
#Oil Insurance 144A 5.15% 8/15/33                                                           1,345,000       1,368,677
                                                                                                        -------------
                                                                                                            1,368,677
                                                                                                        -------------
Brazil - 1.06%
Federal Republic of Brazil 6.00% 4/15/24                                                    1,180,000       1,066,273
                                                                                                        -------------
                                                                                                            1,066,273
                                                                                                        -------------
Canada - 0.75%
Abitbi-Consolidated 6.95% 12/15/06                                                            725,000         752,187
                                                                                                        -------------
                                                                                                              752,187
                                                                                                        -------------
Cayman Islands - 3.69%
++#Evergreen Funding 144A 1.68% 11/15/10                                                      358,292         352,439
++#Juniper 1999-1A A1 144A 6.83% 4/15/11                                                      850,000         877,625
#Merrill Lynch Series 98 Pilgrim 144A 2 6.623% 9/23/09                                        468,723         484,519
#Mizuho Financial Group 144A 5.79% 4/15/14                                                  1,920,000       1,984,540
                                                                                                        -------------
                                                                                                            3,699,123
                                                                                                        -------------
Dominican Republic - 0.37%
Dominican Republic 2.438% 8/30/24                                                             500,000         372,500
                                                                                                        -------------
                                                                                                              372,500
                                                                                                        -------------
Ecuador - 0.93%
^Republic of Ecuador 8.00% 8/15/30                                                          1,140,000         927,675
                                                                                                        -------------
                                                                                                              927,675
                                                                                                        -------------
France - 0.74%
^France Telecommunications 9.50% 3/1/31                                                       560,000         744,653
                                                                                                        -------------
                                                                                                              744,653
                                                                                                        -------------

Netherlands - 0.36%
Telefonica Europe 7.35% 9/15/05                                                               345,000         360,352
                                                                                                        -------------
                                                                                                              360,352
                                                                                                        -------------
Norway - 0.47%
Petroleum Geo-Services 8.00% 11/5/06                                                          455,000         467,513
                                                                                                        -------------
                                                                                                              467,513
                                                                                                        -------------
Russia - 0.44%
!#Russian Paris Club Participation Note 144A 2.125% 8/20/20                       JPY      60,741,484         445,799
                                                                                                        -------------
                                                                                                              445,799
                                                                                                        -------------
Singapore - 1.48%
#Singapore Telecommunications 144A 7.375% 12/1/31                                 USD         790,000         935,672
#United Overseas 144A 5.375% 9/3/19                                                           545,000         550,888
                                                                                                        -------------
                                                                                                            1,486,560
                                                                                                        -------------
Supranational - 0.47%
#Central American Bank for Economic Integration 144A 6.75% 4/15/13                            425,000         474,585
                                                                                                        -------------
                                                                                                              474,585
                                                                                                        -------------
United Kingdom - 0.65%
UK Treasury 4.00% 3/7/09                                                                      370,000         649,911
                                                                                                        -------------
                                                                                                              649,911
                                                                                                        -------------
TOTAL FOREIGN BONDS (COST $11,502,430)                                                                     12,063,621
                                                                                                        -------------

PRIVATE PLACEMENT SECURITES - DEBT- 3.31%
Automobiles & Automotive Parts - 0.04%
++*Continental Auto Receivables Series A 12.00% 4/30/05                                       500,000          40,000
                                                                                                        -------------
                                                                                                               40,000
                                                                                                        -------------
Banking, Finance & Insurance - 1.88%
++Anglo Irish Bank - Series A 9.10% 9/30/06                                                 1,000,000       1,102,563
++#Deloitte & Touche - Series B 144A 7.41% 10/1/11                                            727,470         776,981
                                                                                                        -------------
                                                                                                            1,879,544
                                                                                                        -------------
Food, Beverage & Tobacco - 0.55%
++Dairy Farmers of America Preferred Capital Trust 7.38% 10/2/12                              500,000         556,420
                                                                                                        -------------
                                                                                                              556,420
                                                                                                        -------------
Leisure, Lodging & Entertainment - 0.84%
++#New Boston Garden 144A 8.45% 9/22/15                                                       750,617         843,693
                                                                                                        -------------
                                                                                                              843,693
                                                                                                        -------------
Miscellaneous - 0.00%
++*Zelenka Evergreen 13.75% 5/4/07                                                            582,184               0
                                                                                                        -------------
                                                                                                                    0
                                                                                                        -------------
TOTAL PRIVATE PLACEMENT SECURITES - DEBT (COST $3,973,399)                                                  3,319,657
                                                                                                        -------------

SENIOR SECURED LOANS- 4.07%
@Centerpoint Energy Bank Loan 12.75% 11/12/05                                               1,000,000       1,095,000
@NRG Energy Bank Loan Tranch B 5.11% 5/8/10                                                   433,136         446,130
@Qwest Communications Bank Loan Tranch A 6.50% 6/30/07                                      1,250,000       1,300,000
@Qwest Communications Bank Loan Tranch B 6.95% 6/30/10                                      1,250,000       1,237,500
                                                                                                        -------------
TOTAL SENIOR SECURED LOANS (COST $3,969,397)                                                                4,078,630
                                                                                                        -------------

MUNICIPAL BONDS- 4.14%
California State 5.00% 2/1/33                                                                 410,000         413,030
Colorado Department Trans Revenue 5.00% 12/15/13                                              810,000         901,391
Golden State, California Tobacco Securitization
 Corporation Settlement Revenue Series
 B 5.625% 6/1/38                                                                              310,000         323,581
Illinois State 5.10% 6/1/33                                                                   715,000         678,757
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                                   560,000         582,501
State of Oregon 5.892% 6/1/27                                                                 800,000         849,952
West Virginia Economic Development 5.37% 7/1/20 (MBIA)                                        115,000         117,162
West Virginia Economic Development Authority 6.07% 7/1/26                                     275,000         287,249
                                                                                                        -------------
TOTAL MUNICIPAL BONDS (COST $4,062,887)                                                                     4,153,623
                                                                                                        -------------

U.S. TREASURY OBLIGATIONS- 11.72%
U.S. Treasury Bond 5.375% 2/15/31                                                           5,075,000       5,438,183
U.S. Treasury Inflation Index
   +++2.00% 1/15/14                                                                           471,541         482,980
   +++2.00% 7/15/14                                                                           592,856         606,195
   2.375% 1/15/25                                                                             296,428         308,899
   3.00% 7/15/12                                                                              268,630         297,539
U.S. Treasury Notes
   2.375% 8/31/06                                                                             185,000         184,371
   2.50% 9/30/06                                                                            2,640,000       2,635,151
   2.75% 8/15/07                                                                              175,000         174,576
   3.125% 5/15/07                                                                               5,000           5,044
   4.25% 8/15/14                                                                            1,600,000       1,617,251
                                                                                                        -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,608,770)                                                         11,750,189
                                                                                                        -------------

                                                                                        NUMBER OF
                                                                                        SHARES
                                                                                        -------------
PREFERRED STOCK- 2.23%
Nexen 7.35%                                                                                    23,565         631,306
#Centaur Funding 144A 9.08%                                                                     1,240       1,604,638
                                                                                                        -------------
TOTAL PREFERRED STOCK (COST $1,770,823)                                                                     2,235,944
                                                                                                        -------------

PRIVATE PLACEMENT SECURITIES - EQUITY- 0.00%
Warrants - 0.00%
+CIC Acquisition (Conso International) 12.00%                                                     368               0
+CIC Acquisition (Conso International) Warrants for
 Preferred Stock                                                                                  347               0
+CIC Acquisition (Conso International) Warrants For
 Preferred Stock (Clawback Provision)                                                             437               0
+Continental Auto Receivables                                                                   9,506               0
+Franklin Nursery Investors                                                                   120,746           1,207
+Franklin Nursery Warrants                                                                         21               0
+WPM Holdings                                                                                     201               0
                                                                                                        -------------
                                                                                                                1,207
                                                                                                        -------------
TOTAL PRIVATE PLACEMENT SECURITIES - EQUITY (COST $260,567)                                                     1,207
                                                                                                        -------------

MISCELLANEOUS- 0.02%
#KBSI Partnership 144A                                                                              1          18,330
+#Solutia 144A                                                                                    975              10
                                                                                                        -------------
TOTAL MISCELLANEOUS (COST $82,941)                                                                             18,340
                                                                                                        -------------

**COMMERCIAL PAPER- 2.92%
UBS Finance 1.88% 10/1/04                                                                   1,900,000       1,900,000
United of Omaha Life Insurance 1.90% 10/1/04                                                1,030,000       1,030,000
                                                                                                        -------------
TOTAL COMMERCIAL PAPER (COST $2,930,000)                                                                    2,930,000
                                                                                                        -------------

TOTAL MARKET VALUE OF SECURITIES - 139.22%
 (cost $136,322,320)                                                                                      139,592,263

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.67%                                           674,852

LIQUIDATION VALUE OF PREFERRED STOCK - (39.89%)                                                           (40,000,000)
                                                                                                        -------------
NET ASSETS APPLICABLE TO 7,476,103 SHARES OUTSTANDING - 100.00%                                         $ 100,267,115
                                                                                                        -------------

#Security exempt from registration under rule 144A of the Securities Act of 1933. See Note 4 in "Notes."

^Floating Rate Notes. The interest rate shown is the rate as of September 30, 2004.

*Non income producing security. Security is currently in default.

!Pass Through Agreement Security - Security represents the contractual right to receive a proportional amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

@Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and
(iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

+Non income producing security for the period ended September 30, 2004.

**Rate disclosed is yield at time of purchase.

***Principal amount is stated in the currency in which each bond is denominated.

++Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes."

+++Fully or partially pledged as collateral for financial futures.

JPY - Japanese Yen

REIT- Real Estate Investment Trust

USD - U.S. Dollar
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's securities valuation committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt).

Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of September 30, 2004, the Fund held $6,387,484 in fair valued securities, representing 6.37% of net assets of the Fund.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Distributions to common shareholders are declared and paid quarterly. Distributions to preferred shareholders are accrued daily and generally are paid every 28 days.

2.  RESTRICTED SECURITIES
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:

PRIVATE PLACEMENTS

                                                                      Date of
                                                                      Purchase          Par           Cost        Fair Value
                                                                    ------------   ------------   ------------   ------------
PRIVATE PLACEMENT SECURITIES - DEBT
Anglo Irish Bank 9.10% 9/30/06                                           9/30/04   $  1,000,000   $  1,000,000   $  1,102,563
Continental Auto Receivables Trust 12% 4/30/05                          12/24/97        500,000        477,596         40,000
Dairy Farmers of America Preferred Capital Trust 7.38% 10/2/12           10/2/98        500,000        500,000        556,420
Deloitte & Touche LLP 7.41% 10/1/11                                      9/25/96        727,470        727,470        776,981
New Boston Garden Corporation 8.45% 9/22/15                              9/22/95        750,617        750,617        843,693
Zelenka Evergreen 13.75% 5/4/07                                           5/4/00        582,184        517,716              -
                                                                                                  ------------   ------------
Total Private Placement-Debt                                                                      $  3,973,399   $  3,319,657
                                                                                                  ------------   ------------

                                                                      Date of
                                                                      Purchase        Shares          Cost        Fair Value
                                                                    ------------   ------------   ------------   ------------
PRIVATE PLACEMENT SECURITIES - EQUITY
CIC Acquisition (Conso International)
Warrants for Preferred Stock (Clawback Provision)                         3/6/00            437   $     39,204   $          -
CIC Acquisition (Conso International) Warrants for Preferred Stock        3/6/00            347              -              -
CIC Acquisition (Conso International) Preferred Stock 12.00%              3/6/00            368              -              -
Continental Auto Receivables                                             7/29/99          9,506         60,000              -
Franklin Nursery Warrants                                                 3/1/00             21         40,617              -
Franklin Nursery - Interest                                               3/1/00        120,746        120,746          1,207
KBSI Partnership                                                         1/10/97              1              -         18,330
WPM Holdings                                                            10/30/98            201              -              -
                                                                                                  ------------   ------------
Total Private Placement - Equity                                                                  $    260,567   $     19,537
                                                                                                  ------------   ------------

3. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $   136,332,235
Aggregate unrealized appreciation         5,829,307
Aggregate unrealized depreciation        (2,569,279)
                                    ---------------
Net unrealized appreciation         $     3,260,028
                                    ---------------

4. MARKET AND CREDIT RISKS
The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions. The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

5.  FUTURES CONTRACTS
The Fund may invest in financial futures contracts for the purpose of hedging against foreign currency exchange risks and to manage the Fund's portfolio duration. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized loss is included in receivables and other assets net of liabilities.

Financial futures contracts open at September 30, 2004 were as follows:

                                                  Notional     Expiration    Unrealized
Contracts to Sell                                 Proceeds        Date      Depreciation
----------------------------------------        ------------   ----------   ------------
8 U.S. 5 year Treasury Note Contracts           $  8,827,962    12/30/04    $    (32,038)
328 U.S. 10 year Treasury Note Contracts          36,739,243    12/30/04    $   (201,757)
                                                                            ------------
                                                                            $   (233,795)
                                                                            ------------

6. FOREIGN EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized loss is included in receivables and other assets net of liabilities.

The following forward foreign currency exchange contract was outstanding at September 30, 2004:

                                                                    Unrealized
Contracts to Sell           In Exchange For    Settlement Date      Depreciation
------------------------    ---------------    -----------------    ------------
(365,000) British Pounds    US$   (652,730)    December 29, 2004    $     (3,095)
                                                                    ------------

ITEM 2.  CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Lincoln National Income Fund,
        Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04
       ----------------

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.      I have reviewed this report on Form N-Q of Lincoln National Income Fund,
        Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  11/29/04
       -----------------------

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL INCOME FUND, INC.

JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04
       ----------------

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04
       ----------------

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  11/29/04
       -----------------------